Segment information - Percentage of consolidated total revenues (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PT PGN LNG Indonesia [Member]
Percentage of Revenue	32.00%	33.00%	33.00%
Hoegh LNG Egypt LLC [Member]
Percentage of Revenue	30.00%	30.00%	31.00%
Sociedad Portuaria El Cayao [Member]
Percentage of Revenue	38.00%	37.00%	36.00%